Summary Prospectus 2014 BMO Multi-Asset Income Fund

Class I BMANX	Class A BAMIX	As of December 29, 2014, as supplemented April 21, 2015

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at bmofunds.com/documents/fixed-income. You can also get this information at no cost by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution. The Fund’s Prospectus and Statement of Additional Information, both dated December 29, 2014, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 113 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 114 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I		Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None		1.00%
Redemption Fee	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%
Distribution (12b-1) Fees	None		0.25%
Other Expenses(2)	0.82%		0.82%
Acquired Fund Fees and Expenses(3)	0.73%		0.73%
Total Annual Fund Operating Expenses	1.80%		2.05%
Fee Waiver and Expense Reimbursement(4)	(0.52%	)	(0.52%	)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	1.28%		1.53%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	“Other Expenses” for the Class A are based on estimated amounts for the current fiscal year.

(3)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class I and 0.80% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$130	$500
3 Years	$516	$922
5 Years	$926	$1,369
10 Years	$2,073	$2,606

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended August 31, 2014, the Fund’s portfolio turnover rate (not annualized) was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in shares of different exchange-traded funds (“ETFs”) and mutual funds, including other BMO Funds (the “underlying funds”). ETFs are investment companies that are bought and sold on a securities exchange. Each ETF tracks a securities index or basket of securities. The Fund will invest in underlying funds that offer exposure to equity and fixed income securities. The underlying funds may invest in

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Summary Prospectus 2014 BMO Multi-Asset Income Fund

Class I BMANX	Class A BAMIX	As of December 29, 2014, as supplemented April 21, 2015

equity securities of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The underlying funds also may invest in fixed income and dividend paying securities of varying credit qualities, including government and corporate bonds, money market instruments and high yield bonds or “junk bonds.” The underlying funds may invest in fixed income securities of any maturity.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will monitor the underlying funds on an ongoing basis and may increase or decrease the Fund’s investment in one or several underlying funds. The underlying funds selections are made based on several considerations, including the underlying fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Affiliated Fund Risks. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risks. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and ETFs and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Exchange-Traded Funds Risks. The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track. The Fund will also bear its proportionate share of the ETF’s fees and expenses.

Income Risks. The Fund can only distribute to shareholders what it earns. Therefore, if the amount of interest and/or dividends the Fund receives from its investments declines, the amount of dividends shareholders receive from the Fund will also decline. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Equity Risks. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Fund of Funds Structure and Expenses Risks. The term “fund of funds” is typically used to describe an investment company, such as the Fund, that pursues its investment objective by investing in other investment companies, including ETFs. Federal law generally prohibits the Fund from acquiring shares of an ETF or other mutual fund if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. In addition, by investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

Fixed Income Risks. Interest rates rise and fall over time, which will affect an underlying ETF’s yield and share price. The credit quality of a portfolio investment could also cause an underlying ETF’s share price to fall. An underlying ETF could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the ETF’s yield or share price.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give

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Summary Prospectus 2014 BMO Multi-Asset Income Fund

Class I BMANX	Class A BAMIX	As of December 29, 2014, as supplemented April 21, 2015

up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Investments in Other Investment Companies Risks. The Fund may invest in securities issued by other investment companies, including exchange traded funds. By investing in another investment company, there is a risk that the value of the underlying securities of the investment company may decrease. The Fund will also bear its proportionate share of the other investment company’s fees and expenses.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Brent Schutte and Jeff Weniger have co-managed the Fund since its inception in 2013. Mr. Schutte, Senior Portfolio Manager of the Adviser, joined the Adviser in 2012. Mr. Weniger, Portfolio Manager of the Adviser, joined the Adviser in 2012. Previously, Mr. Schutte and Mr. Weniger were portfolio managers with the Adviser’s affiliate, BMO Harris Bank N.A., since 1995 and 2005, respectively.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary Prospectus 2014 BMO Multi-Asset Income Fund

Class I BMANX	Class A BAMIX	As of December 29, 2014, as supplemented April 21, 2015

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